TAXES PAYABLE (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 1,741,972	$ 260,085	¥ 643,896
Income tax payable	440,030	65,698	440,030
Other taxes payable	28,956	4,323	165,068
Total taxes payable	¥ 2,210,958	$ 330,106	¥ 1,248,994